Summary of Significant Accounting Policies - Schedule of Assets and Liabilities, Revenues, Net Income (Loss) and Cash Flows of VIEs (Detail)	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 VIEs [Member] CNY	Dec. 31, 2012 VIEs [Member] CNY	Dec. 31, 2011 VIEs [Member] CNY
Variable Interest Entity [Line Items]
Cash	$ 125,442,030	759,388,415	83,598,378	81,011,002	$ 13,809,468	54,543,506	52,345,013	48,046,536
Short-term investment	2,064,853	12,500,000					1,500,000
Accounts receivable, net	13,932,719	84,344,499	46,341,590				68,544,138	46,339,590
Prepaid expenses and other current assets	2,402,793	14,545,788	10,483,930				11,747,964	10,228,548
Amounts due from related parties			3,310,909				114,891,133	21,424,807
Deferred income tax assets	2,712,562	16,421,037	6,903,561				11,902,908	6,903,561
Total current assets	146,554,957	887,199,739	150,638,368				260,931,156	132,943,042
Property and equipment, net	1,522,166	9,214,738	8,635,729				8,902,848	7,877,323
Intangible assets, net		2,070,778	1,489,031				2,070,778	1,489,031
Other non-current assets	746,372	4,518,314	3,555,345				4,354,820	3,555,345
Total assets	149,165,563	903,003,569	164,318,473				276,259,602	145,864,741
Accounts payable	1,545,334	9,354,988	5,056,562				9,291,942	5,056,562
Accrued expenses and other current liabilities	8,391,129	50,797,381	39,356,316				44,224,588	38,890,746
Amounts due to related parties							158,443,366	145,027,552
Income tax payable	1,298,489	7,860,663					7,860,663
Total current liabilities	11,234,952	68,013,032	44,412,878				219,820,559	188,974,860
Non-current liabilities			2,220,000					2,220,000
Total liabilities	11,234,952	68,013,032	46,632,878				219,820,559	191,194,860
Revenues	54,321,046	328,843,318	185,218,681	96,594,538			313,398,188	184,887,591	96,465,122
Net income (loss)	15,166,740	91,814,892	15,168,024	(42,776,042)			102,669,162	17,517,799	(31,395,906)
Net cash provided by (used in) operating activities	11,543,735	69,882,307	12,250,505	(29,518,093)			23,575,560	(2,669,330)	(23,543,473)
Net cash provided by (used in) investing activities	(2,160,792)	(13,080,787)	(9,714,048)	43,836,378			(33,227,083)	(9,714,048)	44,049,182
Net cash provided by (used in) financing activities	$ 102,416,986	620,001,707		12,557,201			13,950,000	(5,840,000)	(6,390,000)